SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,340
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,900
Total intangible assets, term	8 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 440
Total intangible assets, term	2 years